BMO Global Long/Short Equity Fund
BMO Global Long/Short Equity Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts and waivers is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 119 of this Prospectus, under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 120 of this Prospectus, under “Appendix–Sales Charge Waivers” on page 158 of this Prospectus, and “How to Buy Shares” beginning on page B-38 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Global Long/Short Equity Fund		Class I	Class A	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)		2.00%	2.00%	2.00%
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Global Long/Short Equity Fund		Class I	Class A	Class R6
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	0.25%	none
Other Expenses	[1]	1.60%	1.58%	1.43%
Acquired Fund Fees and Expenses	[2]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		2.66%	2.89%	2.49%
Fee Waiver and Expense Reimbursement	[3]	(1.25%)	(1.23%)	(1.23%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	1.41%	1.66%	1.26%
[1]	Other Expenses have been restated to reflect current fees. Other Expenses for Class R6 shares are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[3]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.35% for Class I, 1.60% for Class A, and 1.20% for Class R6 through December 31, 2019. This expense limitation agreement may not be terminated prior to December 31, 2019 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2019. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Global Long/Short Equity Fund - USD ($)	Class I	Class A	Class R6
1 Year	$ 144	$ 660	$ 128
3 Years	708	1,240	658
5 Years	1,298	1,844	1,215
10 Years	$ 2,901	$ 3,470	$ 2,733

Expense Example, No Redemption - BMO Global Long/Short Equity Fund - USD ($)	Class I	Class A	Class R6
1 Year	$ 144	$ 660	$ 128
3 Years	708	1,240	658
5 Years	1,298	1,844	1,215
10 Years	$ 2,901	$ 3,470	$ 2,733

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its net assets in equity securities or equity-related securities, including both long and short positions and derivative instruments that provide exposure to equity securities. The Fund plans to implement its investment strategy by purchasing securities to establish long positions and entering into a total return swap that provides exposure to short equity security positions. The Fund also may take short positions in securities directly and may include exposure to long equity positions in a total return swap.

The Fund normally invests at least 40% of its net assets in equity securities, equity-related securities, or derivative instruments that provide exposure to equity securities of companies located outside the United States, including emerging market countries, and will be diversified among at least three countries.

Equity securities in which the Fund may invest or seek exposure to include common stock, preferred stock, depositary receipts, rights, warrants, and exchange-traded funds (ETFs). In determining where a company is located, the Adviser primarily relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. The Fund may invest in companies across all market capitalizations and may at times focus its investments in one or more sectors.

The Adviser makes its investment decisions by combining a quantitative approach with a fundamental bottom-up (company-specific) and top-down (market-level) analysis that seeks to provide the Fund with lower downside risk and meaningful upside participation relative to the MSCI All Country World Index, the Fund’s primary benchmark index. When entering into a swap for purposes of obtaining exposure to equity securities, the Adviser provides the counterparty with the list of positions that will comprise the reference basket of securities upon which the swap is based. The swap generally will be rebalanced every 30-45 days.

The Fund’s Adviser focuses on companies for “long” positions that it believes are fundamentally strong, have attractive valuations, possess growing investor interest, and may outperform the overall equity market. Using a unique approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team, the Adviser selects equity securities that it believes will provide higher returns than its benchmark index. As part of this process, the Adviser considers numerous factors including (but not limited to) valuation, earnings quality, earnings growth potential, and earnings and price momentum. The Adviser invests in those securities it believes will provide a better return relative to their risk than other securities. The Adviser may sell a security for numerous reasons, including if a company’s fundamentals deteriorate or the Adviser believes a company’s fundamentals will deteriorate, if another security appears to provide the potential for a better return relative to its risk, if the Adviser believes the security is no longer attractively valued, or if the Adviser believes the security will no longer help the Fund achieve its investment objective. The Adviser also may sell a security to manage the size of a holding or sector weighting or to fund redemptions.

The Fund’s Adviser focuses on companies for “short” positions that it believes are fundamentally challenged, are overvalued, are experiencing deteriorating investor interest, and may underperform the overall equity market. The Adviser uses essentially the same approach described above to identify potential short opportunities, but augments its process to account for securities that are difficult to short due to size and availability of securities and to eliminate short positions with risk profiles the Adviser considers unattractive.

In addition to using a total return swap to implement its investment strategy, the Fund may invest in various other derivatives instruments for purposes of pursuing its investment objective, for risk management, portfolio management, earning income, managing target duration, gaining exposure to a particular asset class, or hedging its exposure to particular investments or non-U.S. currencies. Such derivative instruments may include: (i) currency futures, forwards, options, and swaps; (ii) index futures, forwards, options, and swaps; (iii) equity futures, forwards, options, and swaps; and (iv) forward foreign currency exchange contracts.

The Adviser’s long/short exposure will vary over time based on the Adviser’s assessments of market conditions and other factors. In implementing the investment strategies, the Adviser may engage in frequent trading.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Asset Segregation Risks. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may hold may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Common Stock Risks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risks. The performance of derivative instruments depends largely on the performance of the underlying reference instrument and an Adviser’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security, or other risk being hedged. With over-the-counter (OTC) derivatives, a risk exists that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:
  Counterparty Risk. A loss may be sustained as a result of the failure of another party to the contract to make required payments or otherwise fulfill its obligations under the contract’s terms. This risk is heightened for the Fund because a significant portion of its total exposure may be obtained through an OTC swap contract with a single counterparty. If a counterparty to the Fund fails to make payments or otherwise fulfill its obligations under the terms of a swap or other derivative instrument, including because of the counterparty’s bankruptcy or insolvency, the Fund could incur substantial losses. In addition, changes in the credit quality of a company that serves as a counterparty to the Fund in a derivative instrument will affect the value of that instrument, which could result in a loss to the Fund. By entering into an OTC derivative such as a swap, the Fund assumes the risk that its counterparty could experience financial hardships or otherwise fail to perform. Counterparty risk may be somewhat mitigated to the extent that mark-to-market payments are made on a daily basis, but it is not eliminated entirely.
  Forward Foreign Currency Exchange Contracts Risks. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.
  Forward Contracts Risks. Forward contracts are not currently exchange-traded and, therefore, no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.
  Options and Futures Risks. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.
  Swap Agreements Risks. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty. In addition, with respect to the Fund’s total return swap exposure, the Fund can lose money if the long and short positions selected by the Adviser decrease in value in the aggregate.
Emerging Markets Risks. Investments in emerging markets can involve risks in addition to, and greater than, those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Exchange-Traded Funds Risks. By investing in an ETF, a risk exists that the value of the underlying securities of the ETF may decrease. In addition, the market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track. The Fund also will bear its proportionate share of the ETF’s fees (including management and advisory fees) and expenses.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Market Direction Risks. Because the Fund will typically hold both long and short positions, the Fund’s results will suffer both when a general market advance occurs and the Fund holds significant “short” positions or when a general market decline occurs and the Fund holds significant “long” positions.

Portfolio Turnover Risks. A high portfolio turnover rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. A higher tax liability may result. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.

Sector Risks. Companies with similar characteristics, such as those within similar industries, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Short Sales Risks. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. In addition, it is possible that the Fund’s securities held long will decline in value at the same time that the value of the securities sold short increase in value, increasing the potential for loss. Therefore, the risk of loss may be theoretically unlimited.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money. U.S. and international markets have experienced significant volatility in recent years, which may increase the risks of investing in the securities held by the Fund. Policy changes by the U.S. government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Adverse market events also may lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at bmofunds.com.
Class I—Annual Total Returns (calendar years 2016-2017)

The return for the Class I shares of the Fund from January 1, 2018 through September 30, 2018 was (2.91)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2017	5.98%
Worst quarter	6/30/2016	(1.15)%

Average Annual Total Returns through 12/31/17
Average Annual Total Returns - BMO Global Long/Short Equity Fund		1 Year	Since Inception	Inception Date
Class I	[1]	14.33%	12.10%	Sep. 17, 2015
Class I | Return After Taxes on Distributions	[1]	13.27%	11.36%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.82%	9.19%
Class A	[1]	8.30%	9.31%	Sep. 17, 2015
MSCI All Country World (reflects no deduction for fees, expenses or taxes)	[1]	23.97%	14.42%
LALSEFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	8.27%	4.79%
[1]	Because Class R6 shares have not yet commenced operations, no performance data is available. Class R6 shares are expected to have substantially similar annual returns as Class I shares because the shares are invested in the same portfolio of securities. The performance of Class R6 shares is expected to be higher than Class I shares because Class R6 shares have lower Total Annual Fund Operating Expenses.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class A and Class R6 will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The MSCI All Country World Index (MSCI All Country World) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets.

The Lipper Alternative Long/Short Equity Funds Index (LALSEFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.